Notes to the consolidated financial statements	12 Months Ended
Dec. 31, 2020
Notes to the consolidated financial statements
Notes to the consolidated financial statements

3. Notes to the consolidated financial statements

3.1 Revenue from contract with customers

The Group recognized the following revenues in 2018, 2019 and 2020:

	December 31
	2018	2019	2020
	EUR k	EUR k	EUR k
United States
Eli Lilly	8,927	14,319	34,854
Germany
Boehringer Ingelheim	3,337	2,474	1,885
Others	5	104	—
Switzerland
CRISPR	602	519	695
Netherlands
Genmab	—	—	2,628
Belgium
GSK	—	—	8,809
Total	12,871	17,416	48,871

Of these revenues, all of which were recognized over time as part of collaboration agreements, in 2020, EUR 46,597k (2019: EUR 5,777k, 2018: EUR 5,861k) related to delivery of research services combined with an IP license (recognized from the upfront payments as further illustrated in the table below), EUR 556k (2019: EUR 8,617k, 2018: 6,713k) related to delivery of products and EUR 1,718k (2019: EUR 3,022k, 2018: 297k) were recognized from those research and development services considered distinct within the agreements.

The Group has received upfront payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period. Below is a summary of such payments and the related revenues recognized:

		Upfront payments
		included
	Upfront payments	in contract liabilities at	Revenue recognized from upfront payments
	December 31, 2020	December 31, 2020	2018	2019	2020
Customer	(in thousands)	(in thousands of Euro)	(in thousands of Euro)
Eli Lilly	USD 50,000 (EUR 42,200)*	—	3,516	3,516	34,854
CRISPR	USD 3,000 (EUR 2,524)*	1,549	310	310	310
Boehringer Ingelheim	EUR 30,000	14,003	2,035	1,951	1,867
Genmab	USD 10,000 (EUR 8,937)*	7,150	—	—	1,787
GSK	EUR 120,000	112,222	—	—	7,778
BMBF	EUR 61,122	61,122	—	—	—
European Commission	EUR 450,000	450,000	—	—	—
Total		646,046	5,861	5,777	46,597

Contract balances:

	December 31,	December 31,
	2019	2020
	EUR k	EUR k
Trade receivables	15,690	1,014
Contract assets	1,463	808
Contract liabilities	73,521	658,046

Contract liabilities include advances received from the Group’s major license and collaboration agreements and from other customers. The outstanding balances of these accounts increased in 2020 and 2019 due to upfront and milestone payments received or receivable of EUR 631,122k and EUR 8,937k, respectively, which were deferred and exceeded the revenues recognized from contract liabilities recorded under the collaboration or other customer agreements in each respective year.

Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end are as follows:

	Year ended December 31,
	2019	2020
Within one year	7,481	157,985
More than one year	66,040	500,061
Total	73,521	658,046

Trade receivables are non-interest bearing and are generally settled within 30 to 45 days.

At December 31, 2020, the Group had four collaboration partners (2019: three) that owed 100% (2019: four) of all the receivables and contract assets outstanding. There were two collaboration partners (2019: two) with balances greater than 10% of the total amounts of receivable and contract assets.

In June 2020, the Group and Eli Lilly terminated their collaboration and the following agreements: License and Collaboration Agreement dated November 29, 2017, Early Clinical Supply Agreement dated July 5, 2018 and related Quality Agreement dated June 29, 2018. As a result, on the termination date, EUR 33,100k in contract liabilities from an upfront payment was recognized as no further associated performance obligations remained.

GlaxoSmithKline

In July 2020, the Group entered a collaboration with GlaxoSmithKline (GSK) for the research, development, manufacture and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens. In addition to an equity investment of EUR 150,000k as part of the 2020 Private Investment (see Note 8.2), GSK made a non-refundable upfront cash payment of EUR 120,000k which was deferred upon receipt and recognized as a contract liability. Additionally, the Company is eligible to receive a one-time reimbursable payment of EUR 30,000k for manufacturing capacity reservation, upon certification of CureVac’s commercial scale manufacturing facility currently under construction in Germany as well as to receive development and regulatory milestone payments of up to EUR 320,000k, commercial milestone payments of up to EUR 380,000k and tiered royalties on product sales. GSK will fund R&D activities incurred by CureVac related to the development projects covered by the collaboration. CureVac will be responsible for the preclinical- and clinical-development through the Phase 1 trials of these projects, after which GSK will be responsible for further development and commercialization. CureVac will be responsible for the manufacturing of the product candidates, including for commercialization, and will retain commercialization rights for selected countries for all product candidates. Revenue is being recognized in accordance with the Company’s accounting policy for collaboration arrangements with the exception that the upfront payment, attributable to the IP license, is being recognized straight-line from the effective date of the collaboration agreement through the estimated completion date of Phase 1 clinical trials, at which time GSK will be responsible for further development and commercialization. Refer to Note 20 Subsequent events for additional information regarding an additional collaboration agreement entered into with GSK following December 31, 2020.

German Federal Ministry of Education and Research

During 2020, the Company received from the German Federal Ministry of Education and Research (Bundesministerium für Bildung und Forschung), or BMBF, a German government-related entity, a grant to support the development and production of its COVID-19 vaccine candidate of up to EUR 252 million. In July 2020, CureVac applied for this grant as part of a special program to accelerate the research and development of urgently needed vaccines against SARS-CoV-2. Grant payments are contingent on reaching predefined milestones. Amounts incurred in 2020 and 2021 are eligible for reimbursement through the grant. The Company reached all the predefined milestones for 2020. CureVac received funding of EUR 103 million in 2020 and is eligible to receive up to EUR 149 million in 2021. Based on the terms and conditions of the arrangement, the Company assesses the arrangement as having two components: a grant component (in the scope of IAS 20) and a supply component (in the scope of IFRS 15) which have been separated. EUR 61.1 million has been allocated to the supply of future deliveries in the scope of IFRS 15 (to be made after no further supply obligation under the EC APA exists). The amount attributed to the supply of future deliveries was determined based on the relative stand-alone selling price of the vaccine observed in similar arrangements and is presented in contract liabilities. Refer to Note 3.6 for additional information on the recognition of the grant component of this arrangement.

Advance Purchase Agreement with European Commission

On November 30, 2020, CureVac entered into an Advance Purchase Agreement (APA) with the European Commission (EC), acting on behalf and in the name of all Member States of the European Union, which provides for the advance purchase by the Member States of 225 million doses of our SARS-CoV-2 vaccine to be allocated among the Member States, and the option to purchase up to an additional 180 million doses. The option may be exercised by the EC on behalf and in the name of the Member States. In order to support our accelerated efforts to develop a safe and effective vaccine, the APA provides for support to our operations in the form of two up-front payments. The first up-front payment of EUR 450,000k has been paid by the EC on behalf of the Member States and is included in contract liabilities. The second up-front payment of a mid nine-figure euro amount is to be paid directly by the Member States and is due after an interim data package has been submitted by us to the EMA for the purpose of obtaining EU marketing authorization for CVnCoV. Such up-front payments must be used solely for the development and commercial supply of CVnCoV and will be recognized in revenue as doses are supplied following EU marketing authorization. We will be required to return any unspent amounts of the up-front payments if, among others, we fail to successfully develop CVnCoV or if we successfully develop CVnCoV, but we do not receive EU marketing authorization or fail to supply any doses of CVnCoV to any of the Member States by late 2021, unless we and the EC mutually agree to a later date. In addition, if any Member State decides to purchase additional doses pursuant to the option granted under the APA, we will be entitled to additional up-front payments that are not subject to such restrictions on use or return of unused amounts upon termination of the APA.

The APA will be terminated automatically if we notify the EC that we are unable to provide the vaccine because (i) the clinical trial results are not satisfactory, (ii) the clinical trial results do not meet their end point in terms of efficacy or safety or (iii) the EU marketing authorization was not granted. The termination will be effective unless the EC objects within 30 calendar days; provided, however, that such objection may only be based on reasonable grounds and taking into account the severity of the impact that continuation of the APA would have on our business. In addition, the EC shall have the right to terminate the APA, and each Member State the respective individual vaccine purchase orders, for the reasons specified in Section 14.2 of the APA, which among others, provides the EC the right to terminate the APA if we do not obtain EU marketing authorization by late 2021, unless we and the EC mutually agree to a later date, or if we are in material breach of our obligation to (i) obtain EU marketing authorization and establish sufficient manufacturing capacities to enable the manufacturing and supply of the contractually agreed volumes of our vaccine pursuant to the agreement, (ii) provide the doses of the vaccine according to the estimated delivery schedule or (iii) manufacture (or have manufactured) doses designated to participating Member States within the European Union at sites outside the EU, UK, the EEA or Switzerland without the prior consent of the EC.

The nature of expenses recognized in the functional categories of the statement of operations are as follows:

3.2 Cost of sales

The cost of sales consists of the following:

	2018	2019	2020
	EUR k	EUR k	EUR k
Personnel	(7,703)	(9,855)	(2,896)
Materials	(4,941)	(7,542)	(1,598)
Third-party services	(2,340)	(7,268)	(2,652)
Maintenance and lease	(1,758)	(1,060)	(1,016)
Amortization, depreciation and derecognition	(893)	(2,038)	(5,913)
Other	(109)	(220)	(98)
Total	(17,744)	(27,983)	(14,173)

During the fiscal year ended December 31, 2020, cost of sales decreased compared to the same period 2019 mainly due to increased focus by the Group on research and development activities, primarily for CVnCoV and lower product costs because of the termination of the collaboration with Eli Lilly (see Note 3.1. for additional information). Additionally, during 2020, the Group recognized lower inventory write-downs in cost of sales and lower set-up and quality assurance activities for the production processes as compared to the same period of 2019. In fiscal 2020, EUR 5,579k was recognized as loss on derecognition of production-related property, plant and equipment; refer to Note 4.1 for additional information.

3.3 Selling and distribution expenses

Selling and distribution expenses consist of the following:

	2018	2019	2020
	EUR k	EUR k	EUR k
Personnel	(581)	(1,263)	(631)
Maintenance and lease	(300)	(167)	(1)
Amortization and depreciation	(95)	(81)	(98)
Other	(109)	(243)	(3)
Total	(1,085)	(1,755)	(733)

Personnel expenses mainly include salary and salary-related expenses of EUR 370k (2019:  520k, 2018: 581k) and expenses from share-based payments of EUR 261k (2019: 743k, 2018: 0k). Refer to Note 9 for further information.

3.4 Research and development expenses

R&D expenses consists of the following:

	2018	2019	2020
	EUR k	EUR k	EUR k
Materials	(5,867)	(4,015)	(29,834)
Personnel	(7,565)	(14,385)	(21,313)
Amortization and depreciation	(1,143)	(474)	(2,578)
Patents and fees to register a legal right	(4,847)	(4,551)	(7,337)
Third-party services	(19,921)	(18,626)	(51,306)
Maintenance and lease	(1,156)	(670)	(717)
Other	(1,223)	(521)	(723)
Total	(41,722)	(43,242)	(113,808)

During the fiscal year ended December 31, 2020, research and development expenses increased in comparison compared to the same period of 2019 mainly due to increased focus by the Group on research and development activities, primarily for CVnCoV. The expenses consist primarily of costs incurred to CROs involved in the CVnCoV development (recognized in third-party services) as well as material used in the administration of clinical trials. As of December 31, 2020, the Group had no development expenditures that met the requirement for capitalization and thus none have been capitalized.

Personnel expenses mainly include salary and salary-related expenses of EUR 16,543k (2019: 14,127k, 2018: 11,806k ) and expenses from share-based payments of EUR 4,770k (2019: nil); additionally, 2018 includes a EUR 4,241k benefit recognized upon reversal of provisions due to expiration of certain virtual shares awarded under our Prior VSOP . Refer to Note 9 for further information.

3.5 General and administrative expenses

General and administrative expenses include the following:

	2018	2019	2020
	EUR k	EUR k	EUR k
Personnel	(10,084)	(31,645)	(29,884)
Maintenance and lease	(3,239)	(4,604)	(2,505)
Third-party services	(4,006)	(5,970)	(6,914)
Legal and other professional services	(4,078)	(2,110)	(3,531)
Amortization and depreciation	(1,635)	(2,182)	(6,020)
Other	(2,247)	(2,458)	(4,700)
Total	(25,289)	(48,969)	(53,554)

Personnel expenses mainly include salary and salary-related expenses of EUR 20,442k (2019:  13,083k, 2018: 10,105k) and expenses from share-based payments of EUR 9,442k (2019: 18,562k, 2018: 0k). Other mainly consists of insurance expenses of EUR 1,401k (2019: 115k, 2018: 167k) and real estate transfer taxes of EUR 930k (2019: nil, 2018nil).

3.6 Other operating income

Other operating income relates to:

	2018	2019	2020
	EUR k	EUR k	EUR k
Grants and other reimbursements from government agencies and similar bodies	808	5,385	23,736
Other	—	202	414
Total	808	5,587	24,150

In 2020 and 2019 income from grants with government agencies and similar bodies resulted from the following:

German Federal Ministry of Education and Research

As discussed in Note 3.1, the Company received a grant from BMBF to support the development of its COVID-19 vaccine candidate for which it was determined the arrangement contained two components: a grant component (in the scope of IAS 20) and a supply component (in the scope of IFRS 15). With regard to the grant component,as of December 31,  2020, the Group has recognized grant income in the amount of EUR 6,602k. The unrecognized grant component of 28,630k is presented in (current) other liabilities.

Coalition for Epidemic Preparedness Innovations

The Coalition for Epidemic Preparedness Innovations (CEPI) is an innovative partnership between public, private, philanthropic, and civil organizations, launched at the World Economic Forum in Davos in 2017, to develop vaccines to stop future epidemics. CEPI’s priority diseases include Ebola virus, Lassa virus, Middle East Respiratory Syndrome coronavirus, Nipah virus, Rift Valley Fever and Chikungunya virus. CEPI also invests in platform technologies that can be used for rapid vaccine and immunoprophylactic development against unknown pathogens (i.e., Disease X).

In February 2019, CureVac entered into a partnership agreement worth up to USD 34,000k with CEPI to further develop CureVac’s The RNA Printer™ prototype. Under the three-year partnership agreement, CureVac will use its mRNA platform for the preclinical development of a Lassa virus vaccine (a high-priority disease on the World Health Organization R&D list), a yellow fever vaccine and CureVac’s rabies virus vaccine. Funds are to be received semi-annually in advance, to cover costs for the next six months. These payments are allocated to the agreed and signed statements of work. Management concluded that the arrangement should be accounted for by analogy to IAS 20.

CureVac is required to use reasonable efforts to achieve certain development milestones and is responsible for conducting certain clinical trials. In the event of an infectious disease outbreak, where such outbreak can be addressed by a Lassa virus, SARS-CoV-2 or future vaccine developed under the agreement, CureVac must manufacture such vaccine for use in the area affected by the outbreak on economic terms that satisfy CEPI’s equitable access guidelines or otherwise allow CEPI or a third party to supply such vaccine in the affected area.

CureVac is required to grant certain approved manufacturers all necessary rights to use certain of CureVac’s pre-existing IP and IP developed under the CEPI Agreement to further develop CureVac’s automation solution and manufacture products for the treatment of certain diseases in geographic areas where there is an outbreak on economic terms that satisfy CEPI’s equitable access guidelines. CureVac must provide all necessary commercially reasonable support to such approved manufacturers to facilitate such efforts.

CureVac solely owns all IP developed under the CEPI Agreement but is required to obtain CEPI’s consent prior to exploiting any IP developed under the CEPI Agreement if such exploitation is in conflict with or goes against CEPI´s mission or policies.

In the event that CEPI terminates the agreement, CureVac will grant CEPI a license under CureVac’s background IP and IP developed under the agreement to, among other things, develop and use CureVac’s RNA Printer for use in treating certain infectious diseases and to manufacture products developed under the agreement.

In January 2020, CureVac and Coalition for Epidemic Preparedness Innovations (CEPI) entered a collaboration to develop a vaccine against the new coronavirus SARS-CoV-2. The aim of the cooperation is to safely advance vaccine candidates into clinical testing as quickly as possible. The agreement builds upon the existing partnership between CureVac and CEPI to develop a rapid-response vaccine platform and included additional initial funding of up to USD 8,300k. In May 2020, CEPI increased its grant award to the Group for SARS-CoV-2 vaccine development to up to USD 15,300k.

During the year ended December 31, 2020, CureVac recognized the reimbursement of approved expenses of EUR 15,953k (2019: EUR 3,607k) as “other operating income” and EUR 3,239 (2019: EUR 2,325k) were deducted from the carrying amount of qualifying assets recorded in property, plant and equipment.

As of December 31, 2020, EUR 1,325k in grant funds received have been deferred and are presented within other liabilities (as of December 31, 2019: EUR 2,886k).

Bill & Melinda Gates Foundation (BMGF)

BMGF finances, in the form of grants, various programs that CureVac operates for the development of vaccines, hence promoting and accelerating the development of CureVac’s technology platform. Through its equity investment, BMGF supports mainly the development of CureVac’s technology platform including the construction of a production plant in accordance with the GMP (Good Manufacturing Practice) standard on an industrial scale.

In 2015, CureVac entered into a Global Access Commitments Agreement with the Bill & Melinda Gates Foundation pursuant to which the Company is required to take certain actions to support the Bill & Melinda Gates Foundation’s mission.

In November 2016, in connection with the Global Access Agreement, CureVac received a grant of USD 653k (EUR 614k) in funding for the development of a vaccine for picornaviruses. In November 2017, also in connection with the Global Access Agreement, the company received two additional grants: an amount of USD 1,000k (EUR 852k) was received for the development of a universal influenza vaccine and an amount of USD 800k (EUR 673k) was received for a malaria vaccine. In August 2019, the Company received a second payment for the universal influenza program amounting to USD 540k (EUR 486k). In November 2020, the Company received a third payment for the universal influenza program amounting to USD 322k (EUR 280k). In November and December 2020, the Company received further payment for the malaria program amounting to USD 1,449k (EUR 1,208k).

During the year ended December 31, 2020 CureVac recognized 1,183 (2019: EUR 768k, 2018: EUR 486k) from the amortization of the grants on a straight-line basis as other operating income.

As of December 31, 2020, EUR 2,164k in grant funds received have been deferred and presented within other liabilities (as of December 31, 2019: EUR 1,262k).

3.7 Other operating expenses

Other operating expenses relates to:

	2018	2019	2020
	EUR k	EUR k	EUR k
Renumeration of Supervisory Board	(343)	(521)	(566)
Other	(320)	(31)	(2)
Total	(663)	(552)	(568)